Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 23,101	$ 16,397	$ 11,145
Cost of revenues	5,129	3,589	2,595
Gross profit	17,972	12,808	8,550
Research and development expenses, net	7,876	6,156	5,343
Selling and marketing expenses	13,269	8,345	6,331
General and administrative expenses	5,303	3,421	3,487
Total operating expenses	26,448	17,922	15,161
Operating loss	8,476	5,114	6,611
Finance expense, net	1,430	1,156	274
Loss before income taxes	9,906	6,270	6,885
Income taxes	422	209	169
Net loss and total comprehensive loss	$ 10,328	$ 6,479	$ 7,054
Basic and diluted net loss per share	$ (0.50)	$ (0.39)	$ (0.48)